STOCK OPTIONS AND WARRANTS (Detail Textuals 2) (USD $)	1 Months Ended				6 Months Ended		0 Months Ended	1 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2012 January 2012 Options Individuals Individual	Jan. 31, 2012 January 2012 Options Independent Director Individual	Jun. 30, 2012 January 2012 Options Independent Director	Apr. 09, 2012 January 2012 Options Independent Director	Apr. 13, 2012 January 2012 Options Officers and Directors	Jan. 31, 2012 January 2012 Options Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled				50,000
Number of options vested						50,000
Number of shares granted	21,000	1,994,000	1,994,000	150,000			11,000	11,000
Number of individuals			13	2
Percentage of stock options vested				50.00%	50.00%
Exercise price					$ 1.70
Estimated fair value	$ 27,302	$ 1,701,000
Share price	$ 1.70	$ 1.70
Expected term	9 months	1 year
Additional expected term	6 months	6 months
Expected volatility rate	161.00%	161.00%
Risk free interest rate	0.10%	0.10%
Additional risk free interest rate	0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model